UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

SMASH SERIES EC FUND

FORM NQ
JULY 31, 2008

Notes to Schedule of Investments (unaudited)

Investment in SMASh Series EC Portfolio, at value $35,867,485.

1. Organization and Significant Accounting Policies

SMASh Series EC Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series EC Portfolio (the “Portfolio”), a series of Master Portfolio Trust, a management investment company that has the same investment objective as the Fund.

Shares of the Fund may be Purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment advisor or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investments in the Portfolio reflects the Fund’s proportionate interest (99.99% at July 31, 2008) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

SMASh Series EC Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 74.1%
CONSUMER DISCRETIONARY — 11.3%
Auto Components — 0.8%
$200,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$175,000
	Visteon Corp., Senior Notes:
47,000	8.250% due 8/1/10	40,654
121,000	12.250% due 12/31/16 (a)	84,700
	Total Auto Components	300,354
Automobiles — 2.7%
520,000	Ford Motor Co., Notes, 7.450% due 7/16/31	273,000
1,360,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	676,600
	Total Automobiles	949,600
Diversified Consumer Services — 0.3%
100,000	Education Management LLC/Education Management Finance Corp., Senior
	Subordinated Notes, 10.250% due 6/1/16	87,250
Hotels, Restaurants & Leisure — 1.4%
240,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	181,200
40,000	Denny's Holdings Inc., Senior Notes, 10.000% due 10/1/12	38,800
50,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	41,250
	Station Casinos Inc., Senior Notes:
100,000	6.000% due 4/1/12	67,500
260,000	7.750% due 8/15/16	175,500
	Total Hotels, Restaurants & Leisure	504,250
Household Durables — 0.2%
80,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000%
	due 11/1/11	79,600
Internet & Catalog Retail — 0.0%
10,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	9,550
Leisure Equipment & Products — 1.9%
680,000	Eastman Kodak Co., 7.250% due 11/15/13	661,300
Media — 3.2%
50,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	50,500
130,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due
	10/1/15	99,125
300,000	CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12	287,250
100,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due
	8/15/10	96,500
75,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes,
	8.375% due 3/15/13	77,812
150,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	139,125
495,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	227,700
85,000	R.H. Donnelley Corp., 8.875% due 10/15/17	41,225
125,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	110,625
	Total Media	1,129,862
Multiline Retail — 0.5%
60,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	57,000
150,000	Neiman Marcus Group Inc., 7.125% due 6/1/28	132,750
	Total Multiline Retail	189,750
Specialty Retail — 0.3%
80,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	64,100
	Michaels Stores Inc.:
50,000	Senior Notes, 10.000% due 11/1/14	40,375

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value
Specialty Retail — 0.3% (continued)
$20,000	Senior Subordinated Bonds, 11.375% due 11/1/16	$14,200
	Total Specialty Retail	118,675
	TOTAL CONSUMER DISCRETIONARY	4,030,191
CONSUMER STAPLES — 0.7%
Beverages — 0.2%
80,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	82,200
Tobacco — 0.5%
	Alliance One International Inc., Senior Notes:
50,000	8.500% due 5/15/12	47,125
130,000	11.000% due 5/15/12	133,575
	Total Tobacco	180,700
	TOTAL CONSUMER STAPLES	262,900
ENERGY — 7.5%
Energy Equipment & Services — 0.5%
150,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	149,625
50,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	50,500
	Total Energy Equipment & Services	200,125
Oil, Gas & Consumable Fuels — 7.0%
190,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	192,850
	Chesapeake Energy Corp., Senior Notes:
150,000	6.875% due 1/15/16	144,938
325,000	6.250% due 1/15/18	299,812
	El Paso Corp.:
31,000	Medium-Term Notes, 7.750% due 1/15/32	30,967
600,000	Senior Subordinated Notes, 7.000% due 6/15/17	603,672
80,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due
	8/1/66 (c)	78,273
110,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	109,450
520,000	Intergas Finance BV, 6.375% due 5/14/17 (a)	442,000
75,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	76,688
70,000	Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17 (a)	60,900
50,000	VeraSun Energy Corp., 9.375% due 6/1/17	26,500
50,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	48,375
	Williams Cos. Inc.:
331,000	Debentures, 7.500% due 1/15/31	338,447
38,000	Notes, 8.750% due 3/15/32	43,320
	Total Oil, Gas & Consumable Fuels	2,496,192
	TOTAL ENERGY	2,696,317
FINANCIALS — 24.3%
Commercial Banks — 7.5%
151,880	HSBC Bank PLC, 7.000% due 11/1/11 (d)	162,036
470,000	HSBK Europe BV, 9.250% due 10/16/13 (a)	458,250
	ICICI Bank Ltd., Subordinated Bonds:
470,000	6.375% due 4/30/22 (a)(c)	400,265
380,000	6.375% due 4/30/22 (a)(c)	322,266
	TuranAlem Finance BV, Bonds:
1,400,000	8.250% due 1/22/37 (a)	1,086,750
330,000	8.250% due 1/22/37 (a)	253,275
	Total Commercial Banks	2,682,842
Consumer Finance — 15.5%
	Ford Motor Credit Co.:
55,000	Notes, 7.375% due 10/28/09	50,111
	Senior Notes:

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value
Consumer Finance — 15.5% (continued)
$1,000,000	9.750% due 9/15/10	$863,770
330,000	9.875% due 8/10/11	269,257
1,500,000	12.000% due 5/15/15	1,265,521
150,000	8.000% due 12/15/16	106,152
1,550,000	Ford Motor Credit Co. LLC, Notes, 7.800% due 6/1/12	1,165,002
	General Motors Acceptance Corp.:
950,000	Bonds, 8.000% due 11/1/31	533,259
	Notes:
600,000	6.875% due 9/15/11	396,429
200,000	6.625% due 5/15/12	125,875
	GMAC LLC:
200,000	6.000% due 4/1/11	128,206
640,000	Senior Notes, 6.000% due 12/15/11	401,131
260,000	SLM Corp., 8.450% due 6/15/18	245,787
	Total Consumer Finance	5,550,500
Diversified Financial Services — 1.1%
50,000	AAC Group Holding Corp., step bond to yield 11.598% due 10/1/12 (a)	48,250
54,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due
	7/15/11 (a)	54,914
50,000	Leucadia National Corp., Senior Notes, 7.125% due 3/15/17	47,063
48,000	Residential Capital LLC, 9.625% due 5/15/15 (a)	18,960
	Vanguard Health Holdings Co.:
50,000	I LLC, Senior Discount Notes, step bond to yield 12.761% due 10/1/15	44,250
190,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	186,200
	Total Diversified Financial Services	399,637
Real Estate Management & Development — 0.2%
170,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	81,600
	TOTAL FINANCIALS	8,714,579
HEALTH CARE — 1.7%
Health Care Providers & Services — 1.7%
	HCA Inc.:
200,000	Notes, 6.375% due 1/15/15	165,000
7,000	Senior Notes, 6.500% due 2/15/16	5,863
	Senior Secured Notes:
50,000	9.125% due 11/15/14	51,625
27,000	9.250% due 11/15/16	27,877
146,000	9.625% due 11/15/16 (b)	150,745
73,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	73,730
152,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (b)(c)	122,360
	Total Health Care Providers & Services	597,200
Pharmaceuticals — 0.0%
50,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12
	(e)(f)	1,125
	TOTAL HEALTH CARE	598,325
INDUSTRIALS — 3.8%
Aerospace & Defense — 0.9%
170,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	168,725
150,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	152,250
	Total Aerospace & Defense	320,975
Airlines — 0.4%
34,225	Continental Airlines Inc., 8.388% due 5/1/22	27,390
120,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	117,600
	Total Airlines	144,990

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Building Products — 0.5%
$185,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	$183,150
Commercial Services & Supplies — 0.8%
68,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due
	7/15/11	68,340
100,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes,
	9.500% due 2/15/13	99,125
80,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	66,000
60,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due
	11/1/15 (a)	54,600
	Total Commercial Services & Supplies	288,065
Industrial Conglomerates — 0.1%
	Sequa Corp., Senior Notes:
20,000	11.750% due 12/1/15 (a)	17,500
20,000	13.500% due 12/1/15 (a)(b)	17,500
	Total Industrial Conglomerates	35,000
Machinery — 0.1%
20,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	19,650
Road & Rail — 0.6%
270,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	236,250
Trading Companies & Distributors — 0.3%
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	34,600
100,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	71,500
	Total Trading Companies & Distributors	106,100
Transportation Infrastructure — 0.1%
75,000	Swift Transportation Co., Senior Secured Notes, 10.426% due 5/15/15 (a)(c)	27,375
	TOTAL INDUSTRIALS	1,361,555
INFORMATION TECHNOLOGY — 1.3%
IT Services — 1.1%
400,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	408,000
Software — 0.2%
80,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	61,200
	TOTAL INFORMATION TECHNOLOGY	469,200
MATERIALS — 7.3%
Chemicals — 0.4%
200,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	105,000
50,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	53,000
	Total Chemicals	158,000
Metals & Mining — 5.5%
850,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	830,875
240,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	251,788
50,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	52,000
50,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14
	(b)(c)	41,250
100,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	93,000
100,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	98,000
	Steel Dynamics Inc.:
105,000	7.375% due 11/1/12	104,475
35,000	Senior Notes, 7.750% due 4/15/16 (a)	34,650
35,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	32,725
420,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	422,100
	Total Metals & Mining	1,960,863

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Paper & Forest Products — 1.4%
$180,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due
	4/1/11 (a)	$188,550
220,000	NewPage Corp., Senior Secured Notes, 10.000% due 5/1/12	211,750
130,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	109,850
	Total Paper & Forest Products	510,150
	TOTAL MATERIALS	2,629,013
TELECOMMUNICATION SERVICES — 5.5%
Diversified Telecommunication Services — 5.2%
80,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	70,800
	Hawaiian Telcom Communications Inc.:
30,000	Senior Notes, 9.750% due 5/1/13	11,100
90,000	Senior Subordinated Notes, 12.500% due 5/1/15	19,350
70,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	72,975
180,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	164,700
75,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16
	(a)	72,750
225,000	Qwest Communications International Inc., 7.250% due 2/15/11	216,562
900,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	881,922
200,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	186,000
110,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	114,400
30,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	30,525
	Total Diversified Telecommunication Services	1,841,084
Wireless Telecommunication Services — 0.3%
100,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	116,500
	TOTAL TELECOMMUNICATION SERVICES	1,957,584
UTILITIES — 10.7%
Electric Utilities — 0.2%
50,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	54,125
Gas Utilities — 0.3%
120,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes,
	6.875% due 12/15/13	111,300
Independent Power Producers & Energy Traders — 10.2%
	AES Corp., Senior Notes:
697,000	7.750% due 3/1/14	695,258
80,000	7.750% due 10/15/15	79,400
1,000,000	8.000% due 6/1/20 (a)	967,500
80,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	74,000
100,000	Dynegy Inc., 7.670% due 11/8/16	97,875
	Edison Mission Energy, Senior Notes:
50,000	7.750% due 6/15/16	50,375
10,000	7.000% due 5/15/17	9,500
20,000	7.200% due 5/15/19	18,900
10,000	7.625% due 5/15/27	8,850
	Energy Future Holdings, Senior Notes:
10,000	10.875% due 11/1/17 (a)	10,350
990,000	11.250% due 11/1/17 (a)(b)	985,050
152,070	Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17	164,615
	NRG Energy Inc., Senior Notes:
60,000	7.250% due 2/1/14	58,650
150,000	7.375% due 2/1/16	145,875
100,000	7.375% due 1/15/17	96,750
	TXU Corp., Senior Notes:
200,000	5.550% due 11/15/14	159,160
30,000	6.500% due 11/15/24	22,159

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount†		Security	Value
Independent Power Producers & Energy Traders — 10.2% (continued)
45,000		6.550% due 11/15/34	$32,774
		Total Independent Power Producers & Energy Traders	3,677,041
		TOTAL UTILITIES	3,842,466
		TOTAL CORPORATE BONDS & NOTES
		(Cost — $29,637,250)	26,562,130
COLLATERALIZED SENIOR LOANS — 3.3%
CONSUMER DISCRETIONARY — 1.2%
Media — 1.2%
497,500		Charter Communications Operating LLC, Term Loan B, 4.670% due 3/15/14
		(c)	438,992
INFORMATION TECHNOLOGY — 0.9%
IT Services — 0.9%
367,225		First Data Corp., Term Loan, 5.552% due 10/15/14 (c)	338,707
TELECOMMUNICATION SERVICES — 1.2%
Media — 1.2%
500,000		Univision Communications Inc., Term Loan B, 4.713% due 9/15/14 (c)	410,547
		TOTAL COLLATERALIZED SENIOR LOANS
		(Cost — $1,292,913)	1,188,246
SOVEREIGN BONDS — 10.5%
Brazil — 6.3%
		Brazil Nota do Tesouro Nacional:
2,377,000	BRL	10.000% due 7/1/10	1,405,419
1,500,000	BRL	10.000% due 1/1/12	856,126
		Total Brazil	2,261,545
Canada — 0.2%
50,147	CAD	Government of Canada, Bonds, 4.000% due 12/1/31	72,352
France — 3.1%
740,000	EUR	Government of France, Bonds, 3.750% due 4/25/17	1,092,844
Germany — 0.9%
219,000	EUR	Bundesrepublik Deutschland, Bonds, 3.750% due 1/4/15	331,320
		TOTAL SOVEREIGN BONDS
		(Cost — $3,469,524)	3,758,061
Shares
CONVERTIBLE PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
		General Motors Corp.
600		(Cost - $15,000)	12,900
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $34,414,687)	31,521,337
Face
Amount†
SHORT-TERM INVESTMENTS — 7.6%
Sovereign Bonds — 6.6%
3,690,000	MYR	Bank Negara Malaysia Islamic Notes, zero coupon bond to yield 3.490% due
		9/23/08	1,126,929
		Egypt Treasury Bills:
3,875,000	EGP	Zero coupon bond to yield 5.723% due 11/11/08 (d)	709,483

See Notes to Schedule of Investments.

SMASh Series EC Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount†		Security	Value
Sovereign Bonds — 6.6% (continued)
3,000,000	EGP	Zero coupon bond to yield 7.160% due 1/6/09 (d)	$539,641
		Total Sovereign Bonds
		(Cost — $2,348,138)	2,376,053
U.S. Government Agency — 1.0%
377,000		Federal National Mortgage Association (FNMA) Discount Notes, 1.262%-
		1.825% due 12/15/08 (g)(h)
		(Cost - $374,571)	373,475
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $2,722,709)	2,749,528
		TOTAL INVESTMENTS — 95.5% (Cost — $37,137,396#)	34,270,865
		Other Assets in Excess of Liabilities — 4.5%	1,600,191
		TOTAL NET ASSETS — 100.0%	$35,871,056

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(e)	Security is currently in default.
(f)	Illiquid security.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL - Brazilian Real
CAD - Canadian Dollar
EGP - Egyptian Pound
EUR - Euro
MYR - Malaysian Ringgit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series EC Portfolio (the "Portfolio") is a separate investment series of the Master Portfolio Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitution for buying and selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(d) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit Default Swaps. The Portfolio may enter into credit default swap ("CDS") contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Other Risks. Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$448,996
Gross unrealized depreciation	(3,315,527)
Net unrealized depreciation	$(2,866,531)

At July 31, 2008, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
British Pound	5	9/08	$1,169,252	$1,165,736	$(3,516)
British Pound 90 Day	43	3/09	10,072,630	10,067,379	(5,251)
Euribor	10	12/08	3,692,146	3,701,423	9,277
Federal Republic of Germany, 10 Year Bonds	25	9/08	4,372,052	4,385,500	13,448
LIBOR	8	6/09	1,889,195	1,875,675	(13,520)
U.S. Treasury 5-Year Notes	60	9/08	6,578,738	6,680,156	101,418
					$101,856

Contracts to Sell:
British Pound	1	9/08	$121,145	$123,519	$(2,374)
Net Unrealized Gain on Open Futures Contracts					$99,482

At July 31, 2008, the Portfolio had the following open forward foreign currency contracts:

Foreign Currency	Local	Market	Settlement	Unrealized
	Currency	Value	Date	Gain(Loss)
Contracts to Buy:
British Pound	373,716	$739,926	8/5/08	$(3,395)
Canadian Dollar	69,190	67,461	8/5/08	(976)
Euro	229,010	356,967	8/5/08	(4,411)
Euro	750,000	1,169,055	8/5/08	(18,945)
Euro	970,000	1,511,978	8/5/08	(18,197)
Japanese Yen	84,593,220	782,802	8/5/08	(42,095)
Japanese Yen	84,593,220	787,012	11/5/08	(6,062)
				$(94,081)

Notes to Schedule of Investments (unaudited) (continued)

Contracts to Sell:
British Pound	373,716	$739,926	8/5/08	$(4,229)
British Pound	373,716	734,911	11/5/08	3,496
Canadian Dollar	69,190	67,461	8/5/08	1,111
Canadian Dollar	69,190	67,392	11/5/08	996
Euro	229,010	356,967	8/5/08	6,758
Euro	750,000	1,169,055	8/5/08	18,495
Euro	970,000	1,511,978	8/5/08	22,446
Euro	229,010	355,232	11/5/08	4,401
Euro	750,000	1,163,371	11/5/08	18,944
Euro	970,000	1,504,627	11/5/08	18,147
Japanese Yen	84,593,220	782,802	8/5/08	6,020
				$96,585
Net unrealized Gain on Open Forward Foreign Currency Contracts				$2,504

During the period ended July 31, 2008, written option transactions for the Portfolio were as follows:

	Number of	Premiums
	Contracts	Received
Written options, outstanding October 31, 2007	-	-
Written options	1,400,024	$28,633
Options closed	(2)	(2,990)
Options expired	(1,400,022)	$(25,643)
Written options, outstanding July 31, 2008	-	-

At July 31, 2008, the Portfolio had the following credit default swap contracts:

			PAYMENTS	PAYMENTS	UNREALIZED
	NOTIONAL	TERMINATION	MADE BY THE	RECEIVED BY	APPRECIATION/
SWAP COUNTERPARTY (REFERENCE ENTITY)	AMOUNT	DATE	PORTFOLIO	THE PORTFOLIO	(DEPRECIATION)
Credit Default Swaps:
Barclay's Capital Inc.(CDX North America Crossover Index)	$594,000	6/20/12	(a)	2.750% quarterly	$(21,283)
Barclay's Capital Inc.(CDX North America Crossover Index)	891,000	6/20/12	(a)	2.750% quarterly	(82,346)
Barclay's Capital Inc.(CDX North America Crossover Index)	396,000	6/20/12	(a)	2.750% quarterly	(17,073)
Barclay's Capital Inc.(CDX North America Crossover Index)	3,762,000	12/20/12	(a)	3.750% quarterly	61,906
Barclay's Capital Inc.(CDX North America Crossover Index)	6,000,000	12/20/12	(a)	2.250% quarterly	169,936
Barclay's Capital Inc.(CDX North America Crossover Index)	5,940,000	12/20/12	(a)	3.750% quarterly	(131,274)
Barclay's Capital Inc.(GMAC)	300,000	9/20/08	(a)	12.000% quarterly	(17,663)
UBS Warburg LLC (CDX North America Crossover Index)	4,950,000	12/20/12	(a)	3.750% quarterly	44,969
Net unrealized appreciation on open swap contracts					$7,172

(a) As a seller of protection, the Portfolio will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	September 29, 2008